SP Funds S&P World (ex-US) ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Aerospace/Defense - 0.3%
Rheinmetall AG - ADR	501	$78,206
Saab AB - ADR	1,504	16,258
		94,464

Agriculture - 0.1%
IOI Corp. Bhd	18,747	15,645
Kuala Lumpur Kepong Bhd	3,434	15,331
		30,976

Airlines - 0.1%
Ryanair Holdings PLC - ADR	454	21,197

Apparel - 1.5%
adidas AG - ADR	888	116,461
Asics Corp. - ADR	1,721	38,206
Eclat Textile Co. Ltd.	1,334	21,603
Feng TAY Enterprise Co. Ltd.	3,501	14,120
Hermes International SCA - ADR	820	230,486
Kering SA - ADR	1,764	45,988
Shenzhou International Group Holdings Ltd. - ADR	5,112	38,544
		505,408

Auto Manufacturers - 2.3%
BYD Co. Ltd. - ADR	3,397	238,062
BYD Co. Ltd. - Class A	900	34,008
Ferrari NV	287	124,294
Geely Automobile Holdings Ltd. - ADR	1,816	66,862
Great Wall Motor Co. Ltd. - ADR	1,187	20,416
Kia Corp.	600	42,120
Li Auto, Inc. - Class A (a)	8,944	105,492
Subaru Corp. - ADR	3,141	27,232
Suzuki Motor Corp. - ADR	1,123	53,634
XPeng, Inc. - Class A (a)	9,376	70,997
		783,117

Auto Parts & Equipment - 0.8%
Bridgestone Corp. - ADR	2,772	49,619
Contemporary Amperex Technology Co. Ltd. - Class A	2,200	77,830
Denso Corp. - ADR	4,836	66,882
Fuyao Glass Industry Group Co. Ltd. - Class H	3,991	26,891
Hyundai Mobis Co. Ltd.	92	16,684
LG Energy Solution Ltd. (a)	63	15,262
Samsung SDI Co. Ltd.	77	11,765
		264,933

Banks - 0.3%
Abu Dhabi Islamic Bank PJSC	10,157	43,138
Computershare Ltd. - ADR	1,297	28,249
Dubai Islamic Bank PJSC	20,326	42,610
		113,997

Beverages - 0.3%
Arca Continental SAB de CV	2,715	24,830
Coca-Cola Femsa SAB de CV - ADR	333	26,137
Nongfu Spring Co. Ltd. - Class H	10,905	51,155
		102,122

Biotechnology - 1.1%
Akeso, Inc. (a)	3,865	30,184
BeiGene Ltd. - ADR (a)	412	92,696
CSL Ltd. - ADR	2,350	202,570
Samsung Biologics Co. Ltd. (a)	44	32,735
		358,185

Building Materials - 1.0%
Anhui Conch Cement Co. Ltd. - ADR	1,657	22,270
Daikin Industries Ltd. - ADR	7,954	93,221
Geberit AG - ADR	808	44,977
James Hardie Industries PLC - ADR (a)	1,032	34,944
Kingspan Group PLC - ADR	376	26,083
Nibe Industrier AB - Class B (a)	3,795	15,301
Sika AG - ADR	3,934	100,120
Svenska Cellulosa AB SCA - Class B	1,488	20,559
		357,475

Chemicals - 2.4%
Air Liquide SA - ADR	7,040	245,767
Chandra Asri Pacific Tbk PT	82,697	36,021
Croda International PLC - ADR	544	11,375
DSM-Firmenich AG	486	49,926
Formosa Plastics Corp.	31,413	34,794
Givaudan SA - ADR	1,072	93,663
Nippon Paint Holdings Co. Ltd.	2,665	16,909
Nitto Denko Corp. - ADR	1,621	28,627
Novonesis (Novozymes) B - ADR	858	49,069
Petronas Chemicals Group Bhd	19,273	20,105
Shin-Etsu Chemical Co. Ltd. - ADR	9,740	150,970
Sociedad Quimica y Minera de Chile SA - ADR	855	33,807
Symrise AG - ADR	1,241	31,608
		802,641

Coal - 0.4%
China Shenhua Energy Co. Ltd. - ADR	6,286	99,445
China Shenhua Energy Co. Ltd. - Class A	4,200	23,126
		122,571

Commercial Services - 2.8%
Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	25,800	20,243
Brambles Ltd. - ADR	1,604	39,122
Dai Nippon Printing Co. Ltd. - ADR	2,090	15,570
Experian PLC - ADR	2,473	122,067
Intertek Group PLC - ADR	332	21,690
New Oriental Education & Technology Group, Inc. - ADR	802	39,105
Recruit Holdings Co. Ltd. - ADR	19,960	278,841
RELX PLC - ADR	4,520	225,503
Secom Co. Ltd. - ADR	3,632	30,327
SGS SA - ADR	3,632	34,940
TOPPAN Holdings, Inc. - ADR	1,188	17,173
Wolters Kluwer NV - ADR	573	104,676
		949,257

Computers - 4.3%
Acer, Inc.	20,055	22,795
Advantech Co. Ltd.	3,231	37,416
Asia Vital Components Co. Ltd.	2,139	37,842
Asustek Computer, Inc.	4,591	85,149
Capgemini SE - ADR	2,018	73,475
CGI, Inc.	489	57,849
Check Point Software Technologies Ltd. (a)	215	46,874
Chicony Electronics Co. Ltd.	4,399	20,565
CyberArk Software Ltd. (a)	98	36,356
Fujitsu Ltd. - ADR	3,946	77,065
Gigabyte Technology Co. Ltd.	3,482	26,970
Infosys Ltd. - ADR	24,448	536,634
Innolux Corp.	52,572	22,569
LG Corp.	139	7,165
NEC Corp.	625	62,662
Nomura Research Institute Ltd. - ADR	1,060	35,676
Obic Co. Ltd.	905	27,171
Quanta Computer, Inc.	18,301	150,700
Wipro Ltd. - ADR	17,782	65,260
Wiwynn Corp.	754	51,606
		1,481,799

Cosmetics/Personal Care - 2.3%
Beiersdorf AG - ADR	961	25,678
Essity AB - Class B	1,391	35,330
Haleon PLC - ADR	9,503	89,993
Kao Corp. - ADR	6,122	48,180
L'Oreal SA - ADR	2,801	206,938
Shiseido Co. Ltd. - ADR	1,240	20,795
Unicharm Corp. - ADR	6,450	25,607
Unilever PLC - ADR	5,955	341,698
		794,219

Distribution/Wholesale - 0.2%
AddTech AB - Class B	592	17,365
Pop Mart International Group Ltd.	3,938	47,509
Toromont Industries Ltd.	183	14,644
		79,518

Electric - 0.2%
Dubai Electricity & Water Authority PJSC	59,236	41,286
Origin Energy Ltd.	3,972	25,890
		67,176

Electrical Components & Equipment - 1.7%
Delta Electronics, Inc.	12,643	169,009
Ecopro BM Co. Ltd. (a)	79	7,122
Fortune Electric Co. Ltd.	1,322	22,944
Legrand SA - ADR	3,030	61,630
Schneider Electric SE - ADR	6,621	334,162
		594,867

Electronics - 3.3%
ABB Ltd.	3,801	209,085
Assa Abloy AB - ADR	4,849	73,996
BYD Electronic International Co. Ltd.	4,894	26,569
Chroma ATE, Inc.	2,625	30,438
Delta Electronics Thailand PCL	31,024	116,081
E Ink Holdings, Inc.	5,870	50,310
Foxconn Industrial Internet Co. Ltd. - Class A	7,800	23,031
Halma PLC	918	34,710
Hoya Corp. - ADR	948	126,928
Jentech Precision Industrial Co. Ltd.	570	24,122
Kyocera Corp. - ADR	3,364	35,187
Lotes Co. Ltd.	600	34,466
Luxshare Precision Industry Co. Ltd. - Class A	3,700	20,470
Micro-Star International Co. Ltd.	4,664	25,865
Murata Manufacturing Co. Ltd. - ADR	10,094	79,339
NIDEC Corp. - ADR	10,238	44,228
Pegatron Corp.	13,491	39,861
Samsung Electro-Mechanics Co. Ltd.	83	7,660
SCREEN Holdings Co. Ltd.	228	16,086
Shimadzu Corp.	688	20,082
Silergy Corp.	2,237	26,862
Unimicron Technology Corp.	8,427	35,791
Voltronic Power Technology Corp.	462	26,892
		1,128,059

Energy-Alternate Sources - 0.1%
Vestas Wind Systems AS - ADR (a)	7,997	36,226

Engineering & Construction - 0.6%
Airports of Thailand PCL	27,252	44,712
Grupo Aeroportuario del Pacifico SAB de CV - ADR	226	41,889
Grupo Aeroportuario del Sureste SAB de CV - ADR	129	35,406
Samsung C&T Corp.	112	9,242
Stantec, Inc.	268	20,813
WSP Global, Inc.	277	47,172
		199,234

Environmental Control - 0.3%
Waste Connections, Inc.	612	112,850

Food - 2.6%
Ajinomoto Co., Inc. - ADR	1,104	44,248
Bid Corp. Ltd.	2,442	62,325
BIM Birlesik Magazalar AS	2,628	40,314
Chocoladefabriken Lindt & Spruengli AG	2	23,127
Kerry Group PLC - ADR	332	34,086
Mowi ASA - ADR	1,007	20,130
Nestle SA - ADR	6,454	548,461
Nissin Foods Holdings Co. Ltd.	603	13,540
Orkla ASA - ADR	1,657	15,413
SD Guthrie Bhd	24,386	26,533
Sumber Alfaria Trijaya Tbk PT	97,167	17,109
Want Want China Holdings Ltd.	36,756	22,360
Yakult Honsha Co. Ltd.	438	8,025
		875,671

Food Service - 0.4%
Compass Group PLC - ADR	4,028	138,885

Forest Products & Paper - 0.1%
Mondi PLC - ADR	388	12,223
UPM-Kymmene Oyj - ADR	1,113	32,644
		44,867

Hand/Machine Tools - 0.3%
Fuji Electric Co. Ltd.	401	19,254
Makita Corp. - ADR	590	17,505
Schindler Holding AG	74	21,514
Techtronic Industries Co. Ltd. - ADR	642	43,181
		101,454

Healthcare-Products - 2.2%
Alcon AG	1,325	122,162
Cochlear Ltd. - ADR	345	34,386
Coloplast AS - ADR	2,466	28,384
EssilorLuxottica SA - ADR	1,396	191,406
Fisher & Paykel Healthcare Corp. Ltd.	1,443	30,674
FUJIFILM Holdings Corp. - ADR	5,977	65,627
Olympus Corp.	2,711	41,440
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	500	15,995
Siemens Healthineers AG - ADR	1,385	39,223
Smith & Nephew PLC - ADR	908	23,045
Sonova Holding AG - ADR	582	40,589
Straumann Holding AG - ADR	2,719	38,773
Sysmex Corp. - ADR	971	18,517
Terumo Corp. - ADR	3,608	67,325
		757,546

Healthcare-Services - 0.8%
Bangkok Dusit Medical Services PCL	31,148	21,737
Bumrungrad Hospital PCL	1,551	8,290
ICON PLC (a)	211	42,006
IHH Healthcare Bhd	15,787	25,358
Lonza Group AG - ADR	1,758	111,475
Sonic Healthcare Ltd. - ADR	961	16,702
Wuxi Biologics Cayman, Inc. - ADR (a)	12,456	59,540
		285,108

Home Builders - 0.1%
Sekisui Chemical Co. Ltd.	590	9,826
Taylor Wimpey PLC - ADR	796	11,773
		21,599

Home Furnishings - 0.4%
Haier Smart Home Co. Ltd. - ADR	3,844	50,664
Lite-On Technology Corp.	14,520	48,358
Midea Group Co. Ltd. - Class A	3,600	36,612
		135,634

Household Products/Wares - 0.4%
Henkel AG & Co. KGaA - ADR	749	14,426
Reckitt Benckiser Group PLC - ADR	9,440	125,174
		139,600

Internet - 6.9%
Allegro.eu SA (a)	4,727	34,980
Auto Trader Group PLC - ADR	6,879	16,510
CAR Group Ltd.	866	21,915
Coupang, Inc. (a)	3,313	77,889
GoTo Gojek Tokopedia Tbk PT (a)	7,532,914	37,433
JD.com, Inc. - ADR	9,692	394,658
Kanzhun Ltd. - ADR (a)	1,763	25,405
MakeMyTrip Ltd. (a)	362	39,556
Meituan - ADR (a)	18,589	709,170
PDD Holdings, Inc. - ADR (a)	4,901	548,471
Shopify, Inc. - Class A (a)	2,901	339,747
Trend Micro, Inc. - ADR (a)	330	19,635
Vipshop Holdings Ltd. - ADR	2,803	40,279
Wix.com Ltd. (a)	127	30,339
		2,335,987

Iron/Steel - 0.8%
BlueScope Steel Ltd.	1,123	14,913
Fortescue Ltd. - ADR	2,191	51,554
Vale SA - ADR	23,925	222,263
		288,730

Leisure Time - 0.3%
Amadeus IT Group SA - ADR	1,095	79,388
Shimano, Inc. - ADR	1,657	23,181
		102,569

Lodging - 0.1%
H World Group Ltd. - ADR	908	29,183

Machinery-Construction & Mining - 1.7%
Epiroc AB - ADR	1,293	24,541
Hitachi Ltd. - ADR	5,650	289,280
Metso Oyj	1,007	10,050
Mitsubishi Electric Corp. - ADR	2,915	95,845
Sandvik AB - ADR	2,867	59,232
Siemens Energy AG - ADR (a)	1,444	86,265
		565,213

Machinery-Diversified - 2.1%
Atlas Copco AB - ADR	4,110	61,321
Atlas Copco AB - ADR	6,976	116,290
Daifuku Co. Ltd. - ADR	1,762	18,025
FANUC Corp. - ADR	4,371	65,084
Hexagon AB - ADR	5,651	65,284
Keyence Corp.	467	202,814
Kone Oyj - ADR	2,084	53,851
Omron Corp. - ADR	438	14,419
SMC Corp. - ADR	3,208	60,856
Spirax Group PLC	165	16,596
Wartsila Oyj Abp - ADR	5,548	22,026
Yaskawa Electric Corp. - ADR	226	13,117
		709,683

Media - 0.3%
Informa PLC - ADR	1,399	30,049
Pearson PLC - ADR	1,399	23,321
Thomson Reuters Corp.	310	52,278
		105,648

Metal Fabricate/Hardware - 0.1%
SKF AB - ADR	643	13,033
Tenaris SA - ADR	438	16,504
		29,537

Mining - 4.1%
Agnico Eagle Mines Limited/Mines Agnico Eagle Limitee	1,187	110,713
Amman Mineral Internasional PT (a)	78,563	36,269
Antofagasta PLC	794	17,019
Barrick Gold Corp.	4,039	66,264
BHP Group Ltd. - ADR	6,198	304,632
Boliden AB - ADR	226	13,569
Cameco Corp.	1,120	55,581
Franco-Nevada Corp.	444	60,570
Gold Fields Ltd. - ADR	6,680	113,092
Grupo Mexico SAB de CV - Class B	20,533	100,617
Impala Platinum Holdings Ltd. - ADR (a)	6,183	34,501
Ivanhoe Mines Ltd. - Class A (a)	1,646	17,742
Kinross Gold Corp.	2,830	31,988
Norsk Hydro ASA - ADR	2,671	15,666
Pan American Silver Corp.	830	19,319
Pilbara Minerals Ltd. (a)	3,948	5,664
Press Metal Aluminium Holdings Bhd	21,388	23,463
Rio Tinto Ltd.	865	63,342
Rio Tinto PLC - ADR	2,569	155,193
South32 Ltd. - ADR	2,021	20,796
Southern Copper Corp.	511	46,800
Wheaton Precious Metals Corp.	1,123	70,315
		1,383,115

Miscellaneous Manufacturing - 0.5%
Airtac International Group	942	25,070
Alfa Laval AB - ADR	767	34,174
Elite Material Co. Ltd.	2,064	38,722
Indutrade AB	612	16,956
Smiths Group PLC - ADR	696	17,819
Sunny Optical Technology Group Co. Ltd. - ADR	480	43,550
		176,291

Office-Business Equipment - 0.2%
Canon, Inc.	2,206	71,487

Oil & Gas - 1.6%
ADNOC Drilling Co. PJSC	10,625	15,620
ARC Resources Ltd.	1,510	25,951
Canadian Natural Resources Ltd.	5,015	152,883
Cenovus Energy, Inc.	2,990	43,397
Formosa Petrochemical Corp.	9,967	11,161
Imperial Oil Ltd.	385	25,699
Neste Oyj - ADR	2,021	12,692
PTT Exploration & Production PCL	9,150	34,644
Suncor Energy, Inc.	2,984	112,355
Tourmaline Oil Corp.	744	34,014
Turkiye Petrol Rafinerileri AS	5,776	22,747
Woodside Energy Group Ltd. - ADR	4,406	67,191
		558,354

Pharmaceuticals - 10.0%
Astellas Pharma, Inc. - ADR	4,429	42,873
AstraZeneca PLC - ADR	7,485	529,638
Celltrion, Inc.	351	43,416
Chugai Pharmaceutical Co. Ltd. - ADR	2,954	63,836
CSPC Pharmaceutical Group Ltd.	52,323	29,950
Daiichi Sankyo Co. Ltd. - ADR	4,668	130,424
Dr Reddy's Laboratories Ltd. - ADR	3,801	52,530
Eisai Co. Ltd.	701	20,919
GSK PLC - ADR	4,948	174,516
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	3,200	19,668
Merck KGaA - ADR	1,709	51,783
Novartis AG - ADR	4,816	504,331
Novo Nordisk AS - ADR	7,706	650,772
Ono Pharmaceutical Co. Ltd. - ADR	3,632	12,349
Otsuka Holdings Co. Ltd. - ADR	2,968	77,465
Roche Holding AG	68	22,720
Roche Holding AG - ADR	13,658	536,076
Sandoz Group AG - ADR	993	47,436
Sanofi SA - ADR	5,364	291,480
Shionogi & Co. Ltd. - ADR	3,384	25,854
Sino Biopharmaceutical Ltd.	64,654	23,400
UCB SA - ADR	544	52,866
		3,404,302

Pipelines - 0.2%
Adnoc Gas PLC	57,428	53,159
Petronas Gas Bhd	6,447	24,877
		78,036

Real Estate - 1.0%
Aldar Properties PJSC	27,993	58,302
Daito Trust Construction Co. Ltd. - ADR	544	14,911
Emaar Properties PJSC	44,673	164,192
FirstService Corp.	91	16,608
KE Holdings, Inc. - ADR	5,032	87,708
		341,721

Retail - 3.3%
Abu Dhabi National Oil Co. for Distribution PJSC	11,932	11,695
ANTA Sports Products Ltd. - ADR	346	91,794
Associated British Foods PLC - ADR	590	13,836
Cie Financiere Richemont SA - ADR	13,108	253,247
Clicks Group Ltd. - ADR	629	24,229
Dollarama, Inc.	661	62,770
Fast Retailing Co. Ltd. - ADR	5,002	165,566
H & M Hennes & Mauritz AB - ADR	5,660	14,829
Industria de Diseno Textil SA - ADR	5,467	148,757
JD Health International, Inc. (a)	6,610	27,190
JUMBO SA	496	13,509
Li Ning Co. Ltd. - ADR	601	31,168
MatsukiyoCocokara & Co.	491	7,298
Moncler SpA	490	31,215
Mr Price Group Ltd.	1,637	21,889
Nitori Holdings Co. Ltd. - ADR	1,710	20,092
Pan Pacific International Holdings Corp. - ADR	1,227	34,147
Raia Drogasil SA	6,046	22,149
Wesfarmers Ltd. - ADR	5,548	130,711
		1,126,091

Semiconductors - 24.0%
Advantest Corp. - ADR	1,880	104,039
Alchip Technologies Ltd.	520	49,731
ARM Holdings PLC - ADR (a)	263	41,962
ASM International NV	101	59,532
ASML Holding NV	978	734,758
ASPEED Technology, Inc.	195	21,152
Disco Corp. - ADR	2,242	64,614
eMemory Technology, Inc.	422	43,582
Global Unichip Corp.	569	22,949
Globalwafers Co. Ltd.	1,473	15,393
Infineon Technologies AG - ADR	3,229	105,750
King Yuan Electronics Co. Ltd.	7,322	25,393
Lasertec Corp. - ADR	912	18,851
MediaTek, Inc.	10,824	484,514
Novatek Microelectronics Corp.	3,999	64,027
Powertech Technology, Inc.	4,148	14,829
Realtek Semiconductor Corp.	3,373	55,859
Samsung Electronics Co. Ltd.	11,789	425,150
STMicroelectronics NV	1,550	35,167
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	26,106	5,464,508
Tokyo Electron Ltd. - ADR	2,301	194,388
United Microelectronics Corp. - ADR	17,483	101,052
Vanguard International Semiconductor Corp.	6,528	18,889
		8,166,089

Shipbuilding - 0.2%
Kongsberg Gruppen ASA - ADR	387	23,207
Yangzijiang Shipbuilding Holdings Ltd.	17,244	38,806
		62,013

Software - 3.1%
Constellation Software, Inc.	45	147,686
Dassault Systemes SE - ADR	1,716	66,838
Descartes Systems Group, Inc. (a)	195	22,651
Nice Ltd. - ADR (a)	129	21,432
Sage Group PLC/The - ADR	602	39,895
SAP SE - ADR	2,493	688,218
WiseTech Global Ltd.	438	33,825
Xero Ltd. (a)	329	37,609
		1,058,154

Telecommunications - 3.2%
Accton Technology Corp.	3,318	77,354
Celcomdigi Bhd	22,985	19,337
Chunghwa Telecom Co. Ltd. - ADR	2,521	97,916
Elisa Oyj	430	18,569
Emirates Telecommunications Group Co. PJSC	25,087	116,793
Far EasTone Telecommunications Co. Ltd.	11,621	31,282
Hellenic Telecommunications Organization SA - ADR	2,233	16,413
Nokia Oyj - ADR	14,108	64,897
Singapore Telecommunications Ltd. - ADR	1,505	36,812
Taiwan Mobile Co. Ltd.	12,005	40,349
Telefonaktiebolaget LM Ericsson - ADR	7,466	55,920
Telekom Malaysia Bhd	13,861	20,523
Vodacom Group Ltd. - ADR	3,890	23,301
Xiaomi Corp. - Class B (a)	97,340	478,480
		1,097,946

Transportation - 1.6%
Canadian National Railway Co.	1,310	137,327
Canadian Pacific Kansas City Ltd.	2,220	177,048
DSV AS - ADR	965	95,960
InPost SA (a)	1,401	23,084
J&T Global Express Ltd. (a)	32,991	26,337
Kawasaki Kisen Kaisha Ltd.	1,549	19,736
Kuehne + Nagel International AG - ADR	662	30,022
SITC International Holdings Co. Ltd.	9,883	23,593
TFI International, Inc.	172	22,748
		555,855
TOTAL COMMON STOCKS (Cost $31,190,926)		33,746,659

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Goodman Group	4,751	108,017
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $115,953)		108,017

PREFERRED STOCKS - 0.1%
Iron/Steel - 0.1%
Gerdau SA - ADR	8,743	25,442
TOTAL PREFERRED STOCKS (Cost $30,693)		25,442

TOTAL INVESTMENTS - 99.4% (Cost $31,337,572)		33,880,118
Other Assets in Excess of Liabilities - 0.6%		217,443
TOTAL NET ASSETS - 100.0%		$34,097,561
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.

Allocation of Portfolio Holdings by Country as of January 31, 2025
(% of Net Assets)
Taiwan	$7,737,914	22.7%
Japan	3,682,629	10.8
Cayman Islands	3,049,646	8.9
Switzerland	2,832,644	8.3
United Kingdom	2,095,405	6.0
Canada	2,058,982	6.0
France	1,748,170	5.1
Germany	1,237,618	3.6
Australia	1,169,479	3.4
Netherlands	1,058,427	3.2
China	1,006,104	3.1
Denmark	860,411	2.5
India	693,980	2.0
Sweden	653,958	1.9
South Korea	618,321	1.8
United Arab Emirates	546,795	1.6
South Africa	279,337	0.9
Brazil	269,854	0.9
Mexico	228,879	0.7
Spain	228,145	0.7
Thailand	225,464	0.6
Finland	214,729	0.6
Malaysia	191,172	0.6
Ireland	158,316	0.5
Israel	135,001	0.4
Indonesia	126,832	0.4
United States	124,689	0.4
Jersey	122,067	0.3
Norway	74,416	0.2
New Zealand	68,283	0.2
Turkey	63,061	0.2
Poland	58,064	0.2
Belgium	52,866	0.2
Chile	50,826	0.1
Hong Kong	43,181	0.1
Singapore	36,812	0.1
Italy	31,215	0.1
Greece	29,922	0.1
Luxembourg	16,504	0.0
Other Assets in Excess of Liabilities	217,443	0.6
Total Net Assets	$34,097,561	100.0%

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

The SP Funds S&P World (ex-US) ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$33,685,864	$60,795	$–	$33,746,659
Real Estate Investment Trusts	108,017	–	–	108,017
Preferred Stocks	25,442	–	–	25,442
Total Investments	$33,819,323	$60,795	$–	$33,880,118

Refer to the Schedule of Investments for further disaggregation of investment categories.